ACQUISITION OF EVOLUTION TECHNOLOGY SA (Narrative) (Details)		1 Months Ended			12 Months Ended
	Mar. 30, 2017 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CAD ($) Share	Jun. 22, 2021 CAD ($) Share	Dec. 31, 2021 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 CAD ($)	Mar. 30, 2017 CAD ($) Share
Disclosure of detailed information about business combination [line items]
Carrying amount of AOCI					$ 1,026,195		$ (135,429)
Adjustment on acquisition of controlled subsidiary					$ (36,243)	$ (106,121)
Evotech [Member]
Disclosure of detailed information about business combination [line items]
Consideration paid			$ 605,764
Number of common shares issued | Share			6,300,000	6,300,000
Fair value of acquisition common shares issued			$ 569,520	$ 569,520
Total purchase price		$ 30,000	$ 36,243
Common shares acquired percentage		26.25%	26.25%	26.25%
Non-controlling interest			$ 2,656,655
Carrying amount of AOCI			192,974
Adjustment on acquisition of controlled subsidiary			$ 2,742,984
Evotech [Member] | Bottom of range [Member]
Disclosure of detailed information about business combination [line items]
Percentage of ownership			65.00%
Common shares acquired percentage		26.25%	26.25%
Acquired percentage of AOCI		26.25%	26.25%
Evotech [Member] | Top of range [Member]
Disclosure of detailed information about business combination [line items]
Percentage of ownership			91.25%
Common shares acquired percentage		35.00%	35.00%
Acquired percentage of AOCI		35.00%	35.00%
Evotech [Member] | Share Purchase Offer Agreement [Member]
Disclosure of detailed information about business combination [line items]
Percentage of ownership								65.00%
Consideration paid	$ 350,000
Number of common shares issued | Share								1,500,000
Fair value of acquisition common shares issued								$ 480,000
Evotech [Member] | Share Purchase Offer Agreement [Member] | Top of range [Member]
Disclosure of detailed information about business combination [line items]
Aggregate total maximum amount	$ 3,500,000